Commitments and Contingencies - Contingent Liabilities on Outstanding Guarantees (Detail) - Dec. 31, 2018 ₩ in Millions	KRW (₩)	USD ($)	INR (₨)	IDR (Rp)	BRL (R$)	THB (฿)	AUD ($)	EUR (€)
Contingent liabilities on outstanding guarantees [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	₩ 3,968,462	$ 3,549,290,606
Contingent liabilities on outstanding guarantees [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,454,046
Contingent liabilities on outstanding guarantees [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	11,520			Rp 150,000,000,000
Contingent liabilities on outstanding guarantees [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	144		₨ 9,000,000
Contingent liabilities on outstanding guarantees [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	188,959					฿ 5,501,000,000
Contingent liabilities on outstanding guarantees [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	58,841							€ 46,000,000
Contingent liabilities on outstanding guarantees [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,599						$ 26,147,711
Contingent liabilities on outstanding guarantees [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	133,253				R$ 462,554,370
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | USD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	5,023,024	4,492,463,974
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | KRW [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,522,872
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | Indonesia, Rupiahs
Disclosure of contingent liabilities [line items]
Guarantee amount	11,520			150,000,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount	1,663
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | THB [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	188,959					5,501,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | EUR [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	58,841							46,000,000
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | AUD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,599						26,147,711
Contingent liabilities on outstanding guarantees [member] | Top of range [member] | BRL [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	133,686				464,060,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO Asia Co., Ltd. [member] | BOC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	111,810	100,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SMBC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	147,449	131,874,750
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | The Great&CO Co., Ltd(SPC) [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	188,959					5,501,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO Maharashtra Steel Private Limited [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	188,285	168,397,800
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	178,896	160,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO SS-VINA Co., Ltd [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	306,996	274,570,077
Contingent liabilities on outstanding guarantees [member] | Posco [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	174,424	156,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,226,821	1,097,236,405
Contingent liabilities on outstanding guarantees [member] | Posco [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	439,365	392,956,955
Contingent liabilities on outstanding guarantees [member] | Posco [member] | CSP - Compania Siderurgica do Pecem [member] | BNDES [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	133,253				462,554,370
Contingent liabilities on outstanding guarantees [member] | Posco [member] | LLP POSUK Titanium [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,772	15,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Nickel mining company SAS [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	58,841							46,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO Asia Co., Ltd. [member] | BOC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	111,810	100,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | SMBC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	163,832	146,527,500
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO COATED STEEL (THAILAND) CO., LTD. [member] | The Great&CO Co., Ltd(SPC) [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	188,959					฿ 5,501,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO Maharashtra Steel Private Limited [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	566,712	506,853,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO MEXICO S.A. DE C.V. [member] | BOA and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	178,896	160,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO SS-VINA Co., Ltd [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	396,200	354,351,050
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | POSCO-VIETNAM Co., Ltd. [member] | SMBC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	174,424	156,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | PT. KRAKATAU POSCO [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,509,770	1,350,300,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | CSP - Compania Siderurgica do Pecem [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	469,602	420,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | CSP - Compania Siderurgica do Pecem [member] | BNDES [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	133,686	464,060,000			R$ 464,060,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | LLP POSUK Titanium [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,772	15,000,000
Contingent liabilities on outstanding guarantees [member] | Posco [member] | Top of range [member] | Nickel mining company SAS [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	58,841							€ 46,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,383	14,652,750
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Daewoo Global Development. Pte., Ltd [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	219,167	169,017,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | DAEWOO POWER PNG Ltd. [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	53,222	47,600,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | POSCO DAEWOO INDIA PVT., LTD. [member] | Shinhan Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	87,203	77,990,903
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | PT. Bio Inti Agrindo [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	139,902	125,125,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | PT. Bio Inti Agrindo [member] | KEB Hana Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,520			150,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Golden Lace DAEWOO Company Limited [member] | Shinhan Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,708	6,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | POSCO DAEWOO CHINA CO., LTD. [member] | Mizuho [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	8,151	7,290,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | GLOBAL KOMSCO Daewoo LLC [member] | Industrial & Commercial Bank of China [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	9,196	8,225,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Ambatovy Project Investments Limited and others [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	13,451	12,030,434
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | POSCO ASSAN TST STEEL INDUSTRY [member] | ING and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,383	14,652,750
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | Daewoo Global Development. Pte., Ltd [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	219,167	169,017
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | DAEWOO POWER PNG Ltd. [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	53,222	47,600,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | POSCO DAEWOO INDIA PVT., LTD. [member] | Shinhan Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	167,044	149,400,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | PT. Bio Inti Agrindo [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	139,902	125,125,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | PT. Bio Inti Agrindo [member] | KEB Hana Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,520			Rp 150,000,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | Golden Lace DAEWOO Company Limited [member] | Shinhan Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,063	9,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | POSCO DAEWOO CHINA CO., LTD. [member] | Mizuho [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	8,945	8,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | Songdo Posco Family housing [member] | SHINYOUNG SECURITIES CO., LTD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | GLOBAL KOMSCO Daewoo LLC [member] | Industrial & Commercial Bank of China [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	9,196	8,225,000
Contingent liabilities on outstanding guarantees [member] | POSCO DAEWOO Corporation [member] | Top of range [member] | Ambatovy Project Investments Limited and others [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	97,580	87,272,727
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Daewoo Global Development. Pte., Ltd [member] | SMBC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	182,958	163,633,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO E&C Vietnam Co., Ltd. [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	52,551	47,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	158,770	142,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | KEB Hana Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	144		9,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Woori Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,348	2,100,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,187	10,900,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | New Songdo International City Development, LLC [member] | Others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	432,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	3,766
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Chuncheon Energy Co., Ltd. [member] | Kookmin Bank and Other [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	941
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | JB CLARK HILLS [member] | Korea Investment and securities co. ltd [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	30,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Ecocity Company Limited and Others [member] | Others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	545,893
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Daewoo Global Development. Pte., Ltd [member] | SMBC and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	182,958	163,633,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Songdo Posco Family housing [member] | SHINYOUNG SECURITIES CO., LTD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	10,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO E&C Vietnam Co., Ltd. [member] | Export-Import Bank of Korea [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	52,551	47,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | HONG KONG POSCO E&C (CHINA) INVESTMENT Co., Ltd [member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	165,479	148,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | KEB Hana Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,663
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | Woori Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	2,348	2,100,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | PT. POSCO E&C INDONESIA [member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	12,187	10,900,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | New Songdo International City Development, LLC [member] | Others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	440,000	440,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank and Other [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,740	20,740
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Chuncheon Energy Co., Ltd. [member] | Kookmin Bank and Other [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	11,600	11,600
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Pohang E&E Co,. Ltd. [member] | Heungkuk Life Insurance Co. LTD [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	6,500	6,500
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | JB CLARK HILLS [member] | Korea Investment and securities co. ltd [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	40,000	40,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | Ecocity Company Limited and Others [member] | Others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,524,314	1,524,314
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,677	1,500,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | Korea Development Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	100,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	76,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | SMS Energy and others [member] | KEB Hana Bank and Others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	60,519
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Hyochun CO., LTD [member] | Kyobo Securities Co, Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	39,575
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | BLT Enterprise and others [member] | Kyobo Life Insurance Co., Ltd and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,165,352
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | PT.POSCO ICT INDONESIA [member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,677	1,500,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Incheon-Gimpo Expressway Co., Ltd. [member] | Korea Development Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	100,000	100,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | UITrans LRT Co., Ltd. [member] | Kookmin Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	76,000	76,000
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | SMS Energy and others [member] | KEB Hana Bank and Others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	78,791	78,791
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | Hyochun CO., LTD [member] | Kyobo Securities Co, Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	39,575	39,575
Contingent liabilities on outstanding guarantees [member] | POSCO ICT [member] | Top of range [member] | BLT Enterprise and others [member] | Kyobo Life Insurance Co., Ltd and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,165,352	1,165,352
Contingent liabilities on outstanding guarantees [member] | POSCO M-TECH [member] | PT.Krakatau Posco Chemtech Calcination [member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,101	14,400,000
Contingent liabilities on outstanding guarantees [member] | POSCO M-TECH [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member] | KEB Hana Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	885	791,667
Contingent liabilities on outstanding guarantees [member] | POSCO M-TECH [member] | POS INFRA AUTO [member] | Korea Development Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	872	780,000
Contingent liabilities on outstanding guarantees [member] | POSCO M-TECH [member] | Top of range [member] | PT.Krakatau Posco Chemtech Calcination [member] | POSCO Asia Co., Ltd. [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	16,995	15,200,000
Contingent liabilities on outstanding guarantees [member] | POSCO M-TECH [member] | Top of range [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member] | KEB Hana Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	1,274	1,140,000
Contingent liabilities on outstanding guarantees [member] | POSCO M-TECH [member] | Top of range [member] | POS INFRA AUTO [member] | Korea Development Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	872	780,000
Contingent liabilities on outstanding guarantees [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,639	13,986,947
Contingent liabilities on outstanding guarantees [member] | POSCO COATED & COLOR STEEL Co., Ltd. [member] | Top of range [member] | Myanmar POSCO C&C Company, Limited [member] | POSCO Asia Co., Ltd. And others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	15,639	13,986,947
Contingent liabilities on outstanding guarantees [member] | POSCO ENERGY CO., LTD. [member] | PT. Krakatau Posco Energy [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	135,549	121,231,918
Contingent liabilities on outstanding guarantees [member] | POSCO ENERGY CO., LTD. [member] | POSCO SINGAPORE LNG TRADING PTE. LTD [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	44,724	40,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENERGY CO., LTD. [member] | Top of range [member] | PT. Krakatau Posco Energy [member] | Export-Import Bank of Korea and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	216,800	193,900,000
Contingent liabilities on outstanding guarantees [member] | POSCO ENERGY CO., LTD. [member] | Top of range [member] | POSCO SINGAPORE LNG TRADING PTE. LTD [member] | SMBC [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	44,724	$ 40,000,000
Contingent liabilities on outstanding guarantees [member] | POSCO AUSTRALIA PTY LTD [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	20,599						26,147,711
Contingent liabilities on outstanding guarantees [member] | POSCO AUSTRALIA PTY LTD [member] | Top of range [member] | Department of Trade and Investment (NSW Government) [member] | Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Guarantee amount	₩ 20,599						$ 26,147,711
Top of range [member] | Top of range [member] | India, Rupees
Disclosure of contingent liabilities [line items]
Guarantee amount | ₨			104,000,000
Top of range [member] | POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member] | POSCO ENGINEERING & CONSTRUCTION DO BRAZIL LTDA. [member] | KEB Hana Bank [member]
Disclosure of contingent liabilities [line items]
Guarantee amount | ₨			₨ 104,000,000